Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Stock option activities under the Option Plans

	2012		2011		2010

	Options	Weighted Average Exercise Price/Share	Options	Weighted Average Exercise Price/Share	Options	Weighted Average Exercise Price/Share
Outstanding at beginning of year	918,604	$10.89	1,001,175	$10.23	972,326	$9.54
Granted	216,330	12.60	117,722	13.19	151,956	12.42
Exercised	(93,421)	9.51	(121,945)	8.81	(93,827)	7.60
Forfeited	(45,129)	10.53	(78,348)	9.22	(29,280)	6.92

Outstanding at end of year	996,384	11.41	918,604	10.89	1,001,175	10.23

Exercisable at end of year	689,700	$10.95	661,538	$10.53	731,438	$10.08

Schedule of characteristics of issued stock options

Year Issued	Options Outstanding	Exercise Price	Average Remaining Contractual Life (in years)
2003	76,426	$12.80	0.9
2004	81,132	12.09	1.9
2005	60,892	10.17	2.3
2005	16,032	10.33	2.3
2006	53,220	8.96	3.9
2007	51,927	8.43	4.9
2008	67,353	8.59	5.9
2009	113,760	9.62	6.9
2010	144,540	12.42	7.9
2011	114,772	13.19	8.9
2012	216,330	12.60	9.9

	996,384	$11.41	6.4

Schedule of changes in the stock for the MRP and RSP

Shares
Nonvested restricted stock as of January 1, 2010	5,515
Granted	-
Vested	(2,760)
Forfeited	-

Nonvested restricted stock as of December 31, 2010	2,755
Granted	90,000
Vested	(11,630)
Forfeited	(125)

Nonvested restricted stock as of December 31, 2011	81,000
Granted	27,777
Vested	(14,553)
Forfeited	-

Nonvested restricted stock as of December 31, 2012	94,224

Schedule of the obligation and funded status

(Dollar amounts in thousands)	Directors’ Retirement Plan		SERP
	2012	2011	2012	2011

Change in benefit obligation
Benefit obligation at beginning of year	$829	$843	$2,678	$2,365
Service Cost	6	5	81	64
Interest Cost	34	41	120	123
Actuarial losses	30	16	166	211
Benefits paid	(72)	(76)	(85)	(85)

Benefit obligation at end of year	827	829	2,960	2,678

Change in plan assets
Fair value of plan assets at beginning of year	-	-	-	-
Employer contributions	72	76	85	85
Benefits paid	(72)	(76)	(85)	(85)

Fair value of plan assets at end of year	-	-	-	-

Funded Status	$(827)	$(829)	$(2,960)	$(2,678)

Amounts recognized in accumulated other comprehensive income, net consist of:
Net loss	$56	$36	$465	$408
Prior service cost	-	22	-	-
Transition obligation	-	-	108	136

Total	$56	$58	$573	$544

Schedule of net periodic pension cost for retirement plan

(Dollar amounts in thousands)	Directors’ Retirement Plan			SERP
	2012	2011	2010	2012	2011	2010

Net Periodic Pension Cost
Service cost	$6	$5	$25	$81	$64	$60
Interest cost	34	41	45	120	123	124
Amortization of transition obligation	-	-	-	41	41	41
Amortization of net loss	-	-	-	81	55	57
Amortization of prior service cost	33	87	87	-	-	-

Net periodic pension cost	$73	$133	$157	$323	$283	$282

Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income (loss)
Net actuarial loss/ (gain)	$(7)	$11	$7	$51	$101	$(46)
Amortization of transition obligation	-	-	-	(29)	(27)	(27)
Amortization of prior service cost	(22)	(57)	(57)	-	-	-

Total recognized in other comprehensive income	$(29)	$(46)	$(50)	$22	$74	$(73)

Schedule of the weighted average assumptions used to determine benefit obligations and net periodic pension cost

	Directors’ Retirement Plan		SERP
	2012	2011	2012	2011

Discount rate	4.50%	5.25%	3.75%	5.25%
Rate of compensation increase	2.50%	2.50%	4.00%	4.00%